UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM SPDSCL-HFCAA-GOV

CBAK ENERGY TECHNOLOGY, INC.

(Exact name of registrant as specified in charter)

Nevada	001-32898	86-0442833
(State or other jurisdiction of incorporation)	(Commission File Number)	(IRS Employer Identification No.)

BAK Industrial Park, Meigui Street

Huayuankou Economic Zone, Dalian city, Liaoning Province,

People’s Republic of China, 116450

(Address of principal executive offices and zip code)

(86)(411)-3918-5985

(Registrant’s telephone number, including area code)

(Former name or former address, if changed since last report)

Securities registered pursuant to Section 12(b) of the Act:

Title of each class	Trading Symbol	Name of each exchange on which registered
Common Stock, par value $0.001 per share	CBAT	The Nasdaq Stock Market LLC

Indicate by check mark whether the registrant is an emerging growth company as defined in Rule 405 of the Securities Act of 1933 (§230.405 of this chapter) or Rule 12b-2 of the Securities Exchange Act of 1934 (§240.12b-2 of this chapter)

Emerging growth company ☐

If an emerging growth company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 13(a) of the Exchange Act. ☐

Supplemental Submission Pursuant to Item 9C(a) of Form 10-K

CBAK Energy Technology, Inc. (the “Company”) is submitting to the U.S. Securities and Exchange Commission (the “SEC”) the following information as required under Item 9C(a) of Form 10-K in relation to the Holding Foreign Companies Accountable Act (the “HFCAA”).

On May 13, 2022, the Company was conclusively identified by the SEC as a Commission-Identified Issuer pursuant to the HFCAA because it filed its Form 10-K (001-32898) for the fiscal year ended December 31, 2021, containing audited financial statements for the fiscal years ended December 31, 2021 and 2020, with an audit report by Centurion ZD CPA & Co. (“Centurion”). Centurion is a Hong Kong-based public accounting firm previously deemed to be inaccessible for complete inspection by the PCAOB due to a position taken by an authority in the foreign jurisdiction. However, in August 2022, the PCAOB took a significant step toward inspecting and investigating registered public accounting firms in mainland China and Hong Kong by signing a Statement of Protocol with the China Securities Regulatory Commission (CSRC) and the Ministry of Finance of the PRC. From September to November 2022, PCAOB staff conducted on-site inspections and investigations of Centurion.

In December 2022, the PCAOB announced that it had obtained complete access to inspect and investigate registered public accounting firms in the PRC and Hong Kong. It also confirmed that, until new determinations are issued by the PCAOB, no Commission-Identified Issuers, including the Company, are at risk of trading prohibition under the HFCAA.

The Company has no awareness or belief that any governmental entity in the foreign jurisdiction of incorporation or organization owns shares of our capital stock. Similarly, no official from the government of the PRC or Hong Kong serves as a board member or officer within our Company or its operating subsidiaries. Our articles of incorporation and bylaws, as amended, do not contain any provisions known to include charter or bylaw provisions of the Chinese Communist Party. Based on the absence of a Schedule 13D or 13G filing by any such governmental entity, and the absence of foreign government representation on our Board, we have determined that no governmental entity in mainland China or Hong Kong has the power to direct or control our management, policies, or possess a controlling financial interest.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: September 25, 2023	By:	/s/ Yunfei Li
	Name:	Yunfei Li
	Title:	Chief Executive Officer

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